Financial Instruments - Schedule of Credit Risk Exposure (Detail) - Credit risk [member] - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 200,059	€ 250,631	€ 180,053
Accrued revenue [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36,575	34,560	39,442
Rental and other supplier deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,736	3,056	2,929
Other investments [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,693	1,942
Collaterized cash [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,053	3,729	4,868
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	38,484	115,893	53,686
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 113,518	€ 91,451	€ 79,128